Expenses by Nature - Schedule of Expenses by Nature (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Expenses by Nature [Abstract]
Compensation and consulting	$ 16,251,498	$ 25,796,482
Marketing expenses	8,815,238	5,590,366
General and administration	2,688,879	1,999,788
Professional fees	5,316,890	2,686,031
Regulatory and transfer agent	427,320	140,611
Travel expenses	719,308	522,387
Total expenses	$ 34,219,133	$ 36,735,665